Note 14 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Consumable stores*	[1]	$ 21,508	$ 18,001
Gold in progress @	[2]	1,224	2,303
Current inventories		$ 22,732	$ 20,304

[1]	Included in consumables stores is an amount of ($1,793) ( December 31, 2023: ($1,793)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use.
[2]	Gold work in progress balance as at September 30, 2024 consists of 1,320 ounces ( December 31, 2023: 3,057 ounces).